Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt

5 – Long-Term Debt

Long-term debt consisted of the following as of September 30, 2024 and December 31, 2023:

	As of
	September 30, 2024	December 31, 2023
Note payable – bank. Payable in monthly installments of $332, including interest at 5.8% per annum, due August 2025 and secured by equipment.	$3,549	$6,317
Note payable – credit union. Payable in monthly installments of $508, including interest at 5.45% per annum, due July 2026, secured by a vehicle and personally guaranteed by a co-founder. This note was paid in full in March 2024.	—	14,196
Note payable – SBA. Economic Injury Disaster Loan payable in monthly installments of $731, including interest at 3.75% per annum, due May 2050.	144,457	146,926
Note payable – finance company. Payable in monthly installments of $2,204, including interest at 11.21% per annum, due August 2026, secured by a vehicle and personally guaranteed by a co-founder. The note was paid in full January 2023.	—	—
Notes payable – The Company acquired six notes payable to GM Financial for vehicles. In April 2022, the Company secured a commercial line up to $300,000 to be used to finance vehicle purchases. The agreement expired in April 2023 but was renewed for a commercial line up to $350,000 and prevailing GM Financial existing term notes will remain. That agreement was due to expire in April 2024, but was renewed for the same limit and terms and will expire in April 2025. One note was paid off in May 2023 and two more were paid off in February 2024 when the corresponding vehicles were sold. As of September 30, 2024, the notes are currently payable in aggregate monthly installments of $2,560.15, including interest at rates ranging from 6.14% to 7.29% per annum, mature at various dates from October 2027 to May of 2028, and are secured by the related vehicles.	91,924	181,842
Total	$239,930	$349,281
Less current portion	(32,178)	(50,839)
Long-term debt, net of unamortized debt discount and current portion	$207,752	$298,442

Future maturities of long-term debt are as follows:

Twelve months ending September 30,
2025	$32,178
2026	30,553
2027	32,610
2028	14,588
2029	3,965
Thereafter	126,036
Total	$239,930

7. Long-Term Debt

Long-term debt consisted of the following at December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Senior secured promissory notes - various investors. Monthly payments of interest only at 10% plus deferred interest of 5% accrued monthly to be paid at maturity. A minimum of one year interest is due at maturity. Matures the earlier of (a) May 15, 2023, (b) the closing of a qualified subsequent financing or (c) the closing of a change of control. The notes are senior to all other debt and are secured by substantially all assets of the Company. The notes included detachable warrants to purchase 482,268 shares of common stock at an exercise price of $3.32 per share (see Note 11, Stockholders’ Equity). Debt issuance costs and discount totaling $1,287,160 at date of issuance were being amortized and recognized as additional interest expense over the term of the notes using the straight-line method because it was not substantially different from the effective interest rate method. We determined the expected life of the notes to be the contractual term. Interest expense related to these notes includes amortization of debt issuance costs and discount in the amount of $0 and $1,196,843, respectively, for the years ended December 31, 2023 and 2022, respectively. The notes were paid in full in April 2022.	$—	$—
Note payable - bank. Payable in monthly installments of $332, including interest at 5.8% per annum, due August 2025, secured by equipment and personally guaranteed by a co-founder.	6,317	9,825
Note payable - credit union. Payable in monthly installments of $508, including interest at 5.45% per annum, due July 2026, secured by a vehicle and personally guaranteed by a co-founder. This note was paid in full in March 2024.	14,196	19,364
Note payable - SBA. Economic Injury Disaster Loan payable in monthly installments of $731, including interest at 3.75% per annum, due May 2050, and personally guaranteed by a co-founder.	146,926	150,114
Note payable - individual. Monthly payments of interest only at 10% per annum, matured December 31, 2021 resulting in the entire principal balance recorded in current portion of long-term debt on the accompanying Balance Sheets for the year ending December 31, 2021; pursuant to the note, the past due balance is subject to 1% additional monthly interest which increases one percent for each month beyond maturity date, unsecured. The Company remained in compliance with the extended maturity interest payments and paid the note in full in April 2022.	—	—
Note payable - finance company. Payable in monthly installments of $994, including interest at 8.5% per annum, due July 2026, secured by a vehicle and personally guaranteed by a stockholder. The Note was paid in full September 2022.	—	—
Note payable - finance company. Payable in monthly installments of $2,204, including interest at 11.21% per annum, due August 2026, secured by a vehicle and personally guaranteed by a co-founder. The note was paid in full January 2023.	—	79,963
Notes payable - The Company has acquired six notes payable to GM Financial for vehicles. In April 2022, the Company secured a commercial line up to $300,000 to be used to finance vehicle purchases. The agreement expired in April 2023 but was renewed for a commercial line up to $350,000 and prevailing GM Financial existing term notes will remain. The new agreement expires in April 2024. One note was paid off when the corresponding vehicle was sold in May 2023, so there are five notes remaining at December 31, 2023. The notes are currently payable in aggregate monthly installments of $4,084, including interest at rates ranging from 5.89% to 7.29% per annum, mature at various dates from October 2027 to May of 2028, and are secured by the related vehicles. Two of the notes are personally guaranteed by a co-founder. Two of the notes were paid in full in February 2024; these notes had a combined principal balance of $72,115 as of December 31, 2023.	181,842	251,209
Total	$349,281	$510,475
Less current portion	(50,839)	(71,426)
Long-term debt, net of unamortized debt discount and current portion	$298,442	$439,049

Future maturities of long-term debt are as follows:

Years Ending December 31,
2024	$50,839
2025	52,760
2026	50,256
2027	48,585
2028	17,826
Thereafter	129,015
Total	$349,281